      New York, New York
      January 5, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	MP Environmental Funding LLC $1,000,000 Aggregate Amount of Senior Secured Sinking Fund Environmental Control Bonds, Series A

Ladies and Gentlemen:

Transmitted for filing with the Securities and Exchange Commission (the “Commission”) is a registration statement on Form S-1, including exhibits thereto (the “Registration Statement”), of MP Environmental Funding LLC for the registration under the Securities Act of 1933, as amended, of up to $1,000,000 aggregate amount of Senior Secured Sinking Fund Environmental Control Bonds, Series A.

The filing fee in the amount of $107 has been wired directly to the Commission’s account with Mellon Bank.

Very truly yours, THELEN REID BROWN RAYSMAN & STEINER LLP, Counsel to MP Environmental Funding LLC
By:	/s/ Robert J. Reger, Jr.
Robert J. Reger, Jr.